UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel USA Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     August 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $392,255 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                    ORD                 G0070K103    18350   469360 SH        SOLE                  469360        0        0
Aegon N.V.                  ORD. AMER. REG.     007924103      802    28250 SH        SOLE                   28250        0        0
American Intl Group Inc.    COM                 026874107     6470    75228 SH        SOLE                   75228        0        0
Berkshire Hathaway Inc. Del CL B                084670207      625      271 SH        SOLE                     271        0        0
Berkshire Hathaway Inc. Del CL A                084670108    41295      595 SH        SOLE                     595        0        0
California Center Bank LA   COM                 13007A103     5430   446430 SH        SOLE                  446430        0        0
Check Point Software Tech   ORD                 M22465104      520    10200 SH        SOLE                   10200        0        0
Chubb Corp                  COM                 171232101    18400   237580 SH        SOLE                  237580        0        0
Cincinnati Finl Corp.       COM                 172062101    17780   450050 SH        SOLE                  450050        0        0
Comverse Technology Inc.    COM                 205862402      525     9200 SH        SOLE                    9200        0        0
CVS Corp.                   COM                 126650100     5400   140000 SH        SOLE                  140000        0        0
Dollar General Corp.        COM                 256669102     1255    64300 SH        SOLE                   64300        0        0
Elan PLC.                   ADR                 284131208    11880   194750 SH        SOLE                  194750        0        0
Ethan Allen Interiors Inc.  COM                 297602104     1180    36350 SH        SOLE                   36350        0        0
Federal Home Loan Mortgage  COM                 313400301    29490   433350 SH        SOLE                  433350        0        0
Federal National Mtg Assn   COM                 313586109    29410   345868 SH        SOLE                  345868        0        0
Gannett Co.                 COM                 364730101     9545   144790 SH        SOLE                  144790        0        0
Gillette Co.                CL. A               375766102     1460    50390 SH        SOLE                   50390        0        0
Golden West Finl Corp. Del  COM                 381317106     5495    85550 SH        SOLE                   85550        0        0
Health Management Assoc     New COM             421933102    12710   604200 SH        SOLE                  604200        0        0
Horace Mann Educators Corp. New COM             440327104     3140   145600 SH        SOLE                  145600        0        0
IPC Holdings Ltd.           COM                 G4933P101     6390   270200 SH        SOLE                  270200        0        0
Knight Ridder Inc.          COM                 499040103     6550   110450 SH        SOLE                  110450        0        0
Markel Corp                 COM                 570535104    24110   122700 SH        SOLE                  122700        0        0
Matav-Cable Sys Media LTD.  Spons ADR           576561104      640    42900 SH        SOLE                   42900        0        0
McDonalds Corp.             COM                 580135101     7425   274350 SH        SOLE                  274350        0        0
Mercury General Corp. New   COM                 589400100    23120   661200 SH        SOLE                  661200        0        0
Nokia Corp.                 Spons. ADR          654902204     8400   378525 SH        SOLE                  378525        0        0
Old Republic International  COM                 680223104    18655   643252 SH        SOLE                  643252        0        0
Orbotech LTD.               ORD                 M75253100     1020    29500 SH        SOLE                   29500        0        0
Pepsico Inc.                COM                 713448108      178     4000 SH        SOLE                    4000        0        0
Renaissance Re Holdings Ltd.COM                 G7496G103     7920   106900 SH        SOLE                  106900        0        0
Royal Dutch Pete Co.        NY REG GLD 1.25     780257804      300     5192 SH        SOLE                    5192        0        0
SAP Aktiengesellschaft      SPONSORED ADR       803054204    10450   297850 SH        SOLE                  297850        0        0
Telecomunicacoes BrasileirasSpon ADR PFD BLK    879287308     1040    22300 SH        SOLE                   22300        0        0
Telefonos De Mexico SA      SP ADR REP ORD      879403780     2300    65400 SH        SOLE                   65400        0        0
Torchmark Corp.             COM                 891027104    17750   441350 SH        SOLE                  441350        0        0
Tubos De Acero De Mexico SA ADR NEW             898592506     1770   139700 SH        SOLE                  139700        0        0
Unum Corp.                  COM                 903192102    16540   514826 SH        SOLE                  514826        0        0
Valassis Communications Inc COM                 918866104     2970    83000 SH        SOLE                   83000        0        0
Vina Concha Y Toro SA       SPONSORED ADR       927191106     1020    22900 SH        SOLE                   22900        0        0
Watts Industries Inc.       CL. A               942749102     9315   549475 SH        SOLE                  549475        0        0
Wells Fargo & Co. Del.      COM                 949740104     3230    69580 SH        SOLE                   69580        0        0
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